Fair Value Measurements - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers between levels	€ 0	€ 0
Impairment charges on property, plant and equipment	13,057,000	3,234,000	12,300,000
Estimated fair value of assets	16,400,000	100,000	1,900,000
Impairment of goodwill and other intangible asset	0
Buildings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges on property, plant and equipment	3,600,000
Machinery and equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges on property, plant and equipment	€ 7,997,000	€ 906,000